Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds V
Prospectus Date	rr_ProspectusDate	Feb. 06, 2020
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2020